Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2022 shares	Jul. 31, 2021 CNY (¥) shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares shares
Ordinary shares
Authorized share capital | $				$ 100,000
Common stock, shares authorized				5,000,000,000
Common stock, par value | $ / shares				$ 0.00002		$ 0.00002
Number of Class A ordinary shares issuable in conversion				1
Issuance of ordinary shares in connection with initial public offering, net of issuance cost | ¥					¥ 28,033,106
Class A ordinary shares
Ordinary shares
Common stock, shares authorized				4,000,000,000		4,000,000,000
Common stock, par value | $ / shares				$ 0.00002
Number of votes per share | Vote				1
Issuances of ordinary shares pursuant to share incentive plan	20,917,324
Common stock, shares outstanding				1,084,058,607		1,074,091,492
Class B ordinary Shares
Ordinary shares
Common stock, shares authorized				500,000,000		500,000,000
Common stock, par value | $ / shares				$ 0.00002		$ 0.00002
Number of votes per share | Vote				10
Common stock, shares outstanding				112,895,380		108,542,356
Ordinary shares, class not yet designated
Ordinary shares
Common stock, shares authorized				500,000,000
Common stock, par value | $ / shares				$ 0.00002
Ordinary Shares
Ordinary shares
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares)					79,200,000
Issuance of ordinary shares in connection with initial public offering, net of issuance cost | ¥					¥ 10
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering (in shares)					933,349,567
Issuances of ordinary shares pursuant to share incentive plan				20,917,324
Ordinary Shares | Class A ordinary shares | IPO
Ordinary shares
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares)		79,200,000	79,200,000
Issuance of ordinary shares in connection with initial public offering, net of issuance cost		¥ 28,033,106	$ 4,331,978
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering (in shares)		933,307,510	933,307,510